23. Leases (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfLeasesLineItems [Line Items]
Asset value	R$ 5,000
Leasing contracts	R$ 8,667	R$ 5,787
interest rate	10.73%	12.61%	12.87%
Bottom Of Range [Member]
DisclosureOfLeasesLineItems [Line Items]
Contractual Term	1 year
Variable Interest rate on sales	0.10%
Top Of Range [Member]
DisclosureOfLeasesLineItems [Line Items]
Contractual Term	25 years
Variable Interest rate on sales	4.50%